FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as hedging instrument $ in Thousands	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Notional amount	$ 540,388
Minimum
Derivative [Line Items]
Fixed Interest Rates	2.69%
Maximum
Derivative [Line Items]
Fixed Interest Rates	3.99%